Derivative instruments	6 Months Ended
Jun. 30, 2026
Derivative [Line Items]
Derivative instruments
Note 10
Derivative instruments
a) Derivative instruments
As of 30.6.26, USD bn
Derivative
financial
assets
Derivative
financial
liabilities Notional amounts
1
Derivative financial instruments
Interest rate 33.8 28.2 30,732
Foreign exchange 62.3 57.3 8,625
Equity / index 85.6 101.8 1,933
Credit derivatives 4.4 5.4 185
Commodities 6.6 5.6 191
Others
2
1.1 1.1 206
Total derivative financial instruments, based on netting under IFRS Accounting
Standards
3
193.7 199.4 41,871
Further netting potential not recognized on the balance sheet
4
(169.3) (180.4)
of which: netting of recognized financial liabilities / assets (142.1) (142.1)
of which: netting with collateral received / pledged (27.2) (38.3)
Total derivative financial instruments, after consideration
of further netting potential
24.5 19.0
As of 31.12.25, USD bn
Derivative financial instruments
Interest rate 35.3 30.9 25,432
Foreign exchange 48.7 49.9 8,157
Equity / index 50.8 62.6 1,789
Credit derivatives 3.9 4.4 163
Commodities 9.2 8.0 250
Others
2
0.4 0.5 95
Total derivative financial instruments, based on netting under IFRS Accounting
Standards
3
148.3 156.3 35,887
Further netting potential not recognized on the balance sheet
4
(132.8) (139.3)
of which: netting of recognized financial liabilities / assets (110.3) (110.3)
of which: netting with collateral received / pledged (22.4) (29.0)
Total derivative financial instruments, after consideration
of further netting potential
15.6 17.0
1 In cases where
derivative financial instruments
are presented on a
net basis on the
balance sheet, the respective
notional values of
the netted derivative
financial instruments are still
presented on a gross
basis.
Notional amounts
of client-cleared
ETD and
OTC transactions
through central
clearing counterparties
are not
disclosed, as
they have
a significantly
different risk
profile. Includes
other notional
values related
to
derivatives that are cleared through either a central counterparty or an exchange and settled on a daily basis.
The fair value of these derivatives is presented on the balance sheet within Cash collateral receivables on
derivative instruments and Cash collateral payables on derivative instruments.
2 Includes Loan commitments measured at FVTPL, as well as unsettled purchases and sales of non-derivative financial instruments for
which the changes in the fair value between trade date and settlement date are recognized as derivative financial instruments.
3 Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and
legally enforceable right
to offset the
recognized amounts,
both in the
normal course of
business and in
the event of
default, bankruptcy or
insolvency of UBS
AG or its
counterparties, and
intends either to settle
on a net basis
or to realize
the asset and settle
the liability simultaneously.
Refer to “Note
21 Offsetting financial
assets and financial
liabilities” in the
“Consolidated financial statements”
section of the UBS AG Annual Report 2025 for more information.
4 Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 21 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the UBS AG Annual Report 2025 for more information.
b) Cash collateral on derivative instruments
USD bn
Receivables
30.6.26
Payables
30.6.26
Receivables
31.12.25
Payables
31.12.25
Cash collateral on derivative instruments, based on netting under IFRS Accounting Standards
1 51.3 37.8 41.6 34.7
Further netting potential not recognized on the balance sheet
2
(31.5) (19.3) (25.8) (17.5)
of which: netting of recognized financial liabilities / assets (29.7) (17.5) (24.1) (15.8)
of which: netting with collateral received / pledged (1.8) (1.8) (1.7) (1.7)
Cash collateral on derivative instruments, after consideration of further netting potential
19.8 18.5 15.7 17.2
1 Financial assets and liabilities
are presented net on the
balance sheet if UBS AG
has the unconditional and legally
enforceable right to offset the
recognized amounts, both in
the normal course of business
and in
the event of default, bankruptcy or insolvency of UBS AG or
its counterparties, and intends either to settle on a
net basis or to realize the asset and settle the liability simultaneously.
2 Reflects the netting potential
in accordance with enforceable
master netting and similar
arrangements where not all
criteria for a net presentation
on the balance sheet
have been met. Refer
to “Note 21 Offsetting financial
assets and financial
liabilities” in the “Consolidated financial statements” section of the UBS AG Annual Report 2025 for more information.